Commitments and Contingencies (Details 2)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 401,744
2021	366,029
2022	235,033
2023	207,677
2024 and thereafter	60,013
Total lease payments	1,270,496
Less: imputed interest	(97,170)
Present value of lease liabilities	$ 1,173,326